EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 57,545	$ 46,587	$ 37,635
Net income	355	2,153	580
OCI	(394)	283	72
Comprehensive income (loss)	(39)	2,436	652
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	34,946	29,988	22,580
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	7,524	4,457	4,399
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	15,075	12,142	10,656
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,697	8,297	7,045
Net income	748	181	(8)
OCI	16	(109)	39
Comprehensive income (loss)	764	72	31
Investments accounted for using equity method | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	621	315	252
Net income	197	51	(18)
OCI	5	(6)	8
Comprehensive income (loss)	202	45	(10)
Investments accounted for using equity method | Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,614	4,900	4,080
Net income	95	(294)	(123)
OCI	2	(99)	31
Comprehensive income (loss)	97	(393)	(92)
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,462	3,082	2,713
Net income	456	424	133
OCI	9	(4)	0
Comprehensive income (loss)	$ 465	$ 420	$ 133